                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                         PROSPECTUS DATED MAY 1, 1998
                                    (SPDA)

This Supplement revises information contained in the prospectus dated May 1, 1998 (as supplemented) for the Individual Single Purchase Payment Deferred Variable Annuity contract issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                               Minimum Maximum
                                                               ------- -------
  Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio
  assets, including management fees, distribution and/or
  service (12b-1) fees, and other expenses)                     0.35%   0.77%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                           Distribution            Acquired    Total    Contractual   Net Total
                                              and/or               Fund Fees  Annual     Fee Waiver    Annual
                               Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                  Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
CLASS A
Lazard Mid Cap Portfolio          0.69%         --          0.06%     --       0.75%          --        0.75%
Lord Abbett Bond Debenture
 Portfolio                        0.50%         --          0.04%     --       0.54%          --        0.54%
Lord Abbett Mid Cap Value
 Portfolio                        0.67%         --          0.06%     --       0.73%        0.02%       0.71%
MFS(R) Research International
 Portfolio                        0.68%         --          0.09%     --       0.77%        0.06%       0.71%
Morgan Stanley Mid Cap Growth
 Portfolio                        0.65%         --          0.07%     --       0.72%        0.01%       0.71%
PIMCO Total Return Portfolio      0.48%         --          0.03%     --       0.51%                    0.51%
Pioneer Fund Portfolio            0.64%         --          0.05%     --       0.69%        0.01%       0.68%
T. Rowe Price Large Cap Value
 Portfolio                        0.57%         --          0.02%     --       0.59%          --        0.59%
METROPOLITAN SERIES FUND --
CLASS A
BlackRock Money Market
 Portfolio                        0.33%         --          0.02%     --       0.35%        0.01%       0.34%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain investment portfolios have agreed to waive fees and/or pay expenses of the investment portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The investment portfolios provided the information on their expenses, and we have not independently verified the information.

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INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS A)

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 BlackRock Money Market Portfolio

THE CONTRACTS

TRANSFERS OF CONTRACT VALUE DURING THE ACCUMULATION PERIOD

The following paragraphs in this section have been modified:

The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, the investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the investment portfolio.

In addition, Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the investment portfolio generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Owner). You should read the investment portfolio prospectuses for more details.

OTHER INFORMATION

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors Insurance Company will be sent to you without charge.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                                INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
Lazard Mid Cap Portfolio             Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                  Subadviser: Lazard Asset
                                                                                  Management LLC
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture           Seeks high current income and the            MetLife Advisers, LLC
  Portfolio                          opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                     produce a high total return.
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio  Seeks capital appreciation through           MetLife Advisers, LLC
                                     investments, primarily in equity securities  Subadviser: Lord, Abbett & Co. LLC which are believed to be undervalued in the
                                     marketplace.
------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International        Seeks capital appreciation.                  MetLife Advisers, LLC
  Portfolio                                                                       Subadviser: Massachusetts Financial
                                                                                  Services Company
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.                  MetLife Advisers, LLC
  Portfolio                                                                       Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio         Seeks maximum total return, consistent       MetLife Advisers, LLC
                                     with the preservation of capital and         Subadviser: Pacific Investment
                                     prudent investment management.               Management Company LLC
------------------------------------------------------------------------------------------------------------------------
Pioneer Fund Portfolio               Seeks reasonable income and capital          MetLife Advisers, LLC
                                     growth.                                      Subadviser: Pioneer Investment
                                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation by      MetLife Advisers, LLC
  Portfolio                          investing in common stocks believed to be    Subadviser: T. Rowe Price Associates,
                                     undervalued. Income is a secondary           Inc.
                                     objective.
------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND --
  CLASS A
BlackRock Money Market Portfolio     Seeks a high level of current income         MetLife Advisers, LLC
                                     consistent with preservation of capital.     Subadviser: BlackRock Advisors, LLC
------------------------------------------------------------------------------------------------------------------------

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